UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                      to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

    X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001351159

Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001771823

John Bishar, (516) 506-4590
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party

y Due Diligence Report Obtained by the Issuer.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 7, 2019, of Ernst & Young LLP, which was obtained by the sponsor, attached as Exhibit 99.1 to this Form ABS-15G, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Not applicable.

Exhibits.

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 7, 2019, of Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 7, 2019

ARBOR REALTY SR, INC.

/s/ Paul Elenio
Paul Elenio, Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated May 7, 2019 of Ernst & Young LLP.